Leases - Lease Cost (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Jan. 01, 2019	Dec. 31, 2018
Leases [Abstract]
Operating lease right-of-use assets	$ 280,020
Operating lease liabilities	$ 336,452	$ 333,500	$ 0
Weighted-average remaining lease term (years)	59 years
Weighted-average discount rate (%)	7.00%